Property and Equipment, Net - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 763,035	$ 747,226
Property and equipment, accumulated depreciation and amortization	480,690	457,328
Property, Plant and Equipment, Net, Total	282,345	289,898
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	356,358	346,387
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	246,577	244,938
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	141,836	138,727
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,877	16,577
Other.
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,387	$ 597